Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(
7
)   Related Party Transactions

Details of related party transactions material to the operations of the Group other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business, are set out below:

Mr. Coleman is a Non-Executive Chairman of the Company and Executive Chairman of Viburnum Funds Pty Ltd. Viburnum Funds Pty Ltd, as an investment manager for its associated funds holds a beneficial interest and voting power over approximately
15%
of our shares.

There were
no
other related party transactions during
2020
and
2019
other than as disclosed above.